UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FORM N-Q

JULY 31, 2006

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Commercial Paper(a) - 47.4%
$5,000,000	Bank of America Corp., 5.277% due 8/9/06	$4,994,144
5,000,000	Beethoven Funding Corp., 5.321% due 8/1/06	5,000,000
15,000,000	Chesham Finance LLC, 5.295% due 8/8/06	14,984,600
	Danske Corp.:
5,000,000	5.016% due 9/29/06	4,959,929
4,698,000	5.207% due 10/23/06	4,642,976
5,000,000	Deutsche Bank NY, 5.266% due 8/1/06	5,000,000
7,300,000	Dexia Delaware LLC, 5.276% due 8/7/06	7,293,625
5,000,000	General Electric Capital Corp., 5.212% due 11/1/06	4,935,089
15,000,000	Halkin Finance LLC, 5.371% due 8/1/06	15,000,000
5,000,000	HBOS Treasury Services PLC, 5.296% due 9/15/06	4,967,344
	ING U.S. Funding LLC:
9,527,000	5.211% due 8/7/06	9,518,791
7,000,000	5.196% due 10/30/06	6,911,450
15,000,000	Lloyds Bank PLC, 5.260% due 8/2/06	14,997,812
	Merrill Lynch & Co.:
8,000,000	5.272% due 8/7/06	7,993,000
5,000,000	5.310% due 8/7/06	4,995,600
5,000,000	Nestle Capital Corp., 5.304% due 11/29/06	4,913,833
5,000,000	Nordea North America Inc., 5.496% due 10/19/06	4,940,531
15,000,000	Ormond Quay Funding LLC, 5.389% due 8/17/06	14,964,200
5,000,000	Perry Global Funding LLC, 5.292% due 11/10/06	4,927,476
	Rabobank USA Finance Corp.:
5,000,000	5.275% due 8/7/06	4,995,608
7,900,000	5.275% due 8/8/06	7,891,920
10,000,000	Saint Germain Holdings Inc., 5.372% due 8/14/06	9,980,663
	Sanpaolo IMI U.S. Financial Co.:
10,600,000	5.291% due 8/2/06	10,598,445
4,000,000	5.389% due 9/6/06	3,978,640
3,000,000	5.543% due 12/29/06	2,932,500
	Societe Generale North America:
7,000,000	5.309% due 8/4/06	6,996,920
5,000,000	5.227% due 11/13/06	4,926,406
5,000,000	5.229% due 11/13/06	4,926,478
5,000,000	Svenska Handlesbanken NY Inc., 5.139% due 8/22/06	4,985,213
10,000,000	Tasman Funding Inc., 5.516% due 9/29/06	9,910,844
3,000,000	UBS Finance Delaware LLC, 5.285% due 8/7/06	2,997,360
5,000,000	Victory Receivable Corp., 5.302% due 8/3/06	4,998,528
4,800,000	Westpac Banking Corp., 5.351% due 9/1/06	4,778,135

	Total Commercial Paper (Cost - $230,838,060)	230,838,060

Certificates of Deposit - 8.0%
	Bank of America NA:
8,000,000	4.910% due 8/23/06	8,000,000
5,000,000	5.160% due 10/27/06	5,000,000
10,000,000	Dexia Credit Local NY, 5.210% due 10/5/06	10,000,000
	Wells Fargo Bank NA:
10,000,000	5.270% due 8/9/06	10,000,000
3,000,000	4.800% due 1/29/07	2,999,425
3,000,000	4.865% due 1/31/07	2,999,927

	Total Certificates of Deposit (Cost - $38,999,352)	38,999,352

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 39.1%
$15,000,000	Abbey National Treasury Services PLC, 5.285% due 8/8/06	$15,000,014
10,000,000	Bank Montreal Chicago Branch ILL, 5.410% due 9/27/06	10,000,420
	Bank of Nova Scotia NY:
5,000,000	4.700% due 9/29/06	5,000,000
3,000,000	4.860% due 1/30/07	2,999,701
	Barclays Bank PLC NY:
10,000,000	5.410% due 9/18/06	10,000,000
8,000,000	5.390% due 9/29/06	8,000,000
	BNP Paribas NY Branch:
3,500,000	4.235% due 8/25/06	3,499,776
5,000,000	4.975% due 9/20/06	5,000,000
5,000,000	5.000% due 9/27/06	5,000,000
5,000,000	5.455% due 1/31/07	5,000,000
	Calyon NY:
5,000,000	4.845% due 8/9/06	5,000,000
5,000,000	4.515% due 10/18/06	4,987,851
5,000,000	4.750% due 10/26/06	5,000,000
	Credit Suisse New York:
10,000,000	5.110% due 8/8/06	10,000,000
5,000,000	5.280% due 8/10/06	5,000,000
8,000,000	Depka Bank PLC, 4.220% due 8/11/06	7,997,114
10,000,000	Deutsche Bank NY, 4.970% due 9/18/06	10,000,000
10,000,000	Dresdner Bank NY, 5.300% due 8/10/06	10,000,000
	Fortis Bank:
5,000,000	5.280% due 8/8/06	4,999,988
2,000,000	5.225% due 4/4/07	2,000,000
2,000,000	HBOS Treasury Services, 5.255% due 4/5/07	2,000,065
	Nordea Bank Finland NY:
10,000,000	5.105% due 8/11/06	10,000,000
3,000,000	4.930% due 8/28/06	3,000,000
5,000,000	Rabobank Nederland NV NY, 5.440% due 10/5/06	5,000,089
	Royal Bank of Scotland NY:
9,400,000	4.225% due 8/15/06	9,396,016
3,000,000	4.640% due 11/1/06	3,000,000
	Toronto Dominion Bank NY:
5,000,000	5.170% due 10/18/06	5,000,059
3,000,000	5.230% due 3/30/07	3,000,000
	UBS AG Stamford CT:
10,000,000	5.300% due 8/9/06	10,000,000
5,225,000	4.210% due 8/25/06	5,221,655

	Total Certificates of Deposit (Yankee) (Cost - $190,102,748)	190,102,748

Time Deposit - 3.5%
17,098,000	State Street Cayman Islands, 5.290% due 8/1/06 (Cost - $17,098,000)	17,098,000

U.S. Government Agencies(a) - 1.6%
2,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.610% due 9/27/06	1,985,988
	Federal National Mortgage Association (FNMA), Discount Notes:
2,000,000	4.345% due 9/29/06	1,986,348
2,000,000	5.111% due 3/6/07	1,941,169

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (a) - 1.6% (continued)
$2,000,000	5.123% due 3/30/07	$1,934,729

	Total U.S. Government Agencies (Cost - $7,848,234)	7,848,234

	TOTAL INVESTMENTS - 99.6% (Cost - $484,886,394#)	484,886,394
	Other Assets in Excess of Liabilities - 0.4%	1,818,949

	TOTAL NET ASSETS - 100.0%	$486,705,343

(a)	Rate shown represents yield to maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Money Market Portfolio (formerly known as Smith Barney Money Market Portfolio) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc. (formerly known as Travelers Series Fund Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2006

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2006